STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OLD PlayStudios, Inc.
STOCK-BASED COMPENSATION

NOTE 16—STOCK-BASED COMPENSATION

2011 Omnibus Stock and Incentive Plan (the “Plan”)

On July 13, 2011, the Company approved the 2011 Omnibus Stock and Incentive Plan (the “Plan”). Under this Plan, the board of directors or a committee appointed by the board of directors is authorized to provide stock-based compensation in the form of stock options, stock appreciation rights, restricted stock and other performance or value-based awards within parameters set forth in the Plan.

Through March 31, 2021, the board of directors approved an aggregate of 149,150,000 shares available for awards under the Plan, of which 5.9 million shares are still available for award. If any shares previously granted are forfeited, canceled, exchanged, or surrendered or if an award otherwise terminates or expires without a distribution of shares, the shares of stock with respect to such award are again available for award under the Plan, provided that in the case of restricted stock or other award to which dividends have been paid or accrued, the number of shares with respect to such awards are not available, unless such dividends are forfeited, canceled, exchanged, or surrendered.

The following table summarizes stock-based compensation expense that the Company recorded in income from operations for the years shown:

	Three Months Ended March 31,
	2021	2020
Selling and marketing	$21	$24
General and administrative	383	263
Research and development	496	338
Stock-based compensation expense	$900	$625
Capitalized stock-based compensation expense	$209	$162

Stock Options

All of the options granted under the 2011 Omnibus Stock and Incentive Plan have time-based vesting periods vesting over a period of three to four years and a maximum term of 10 years from the grant date. Separate from the Plan, and in connection with the acquisition of Israel, a limited number of employees have been granted performance-based stock options. The Company awarded 4.2 million performance-based stock options in 2017. These options had vesting that was tied to the achievement of defined performance and profitability metrics. The performance-based stock options have a weighted-average grant-date fair value of $0.24 per share. The performance-based stock options fully vested in 2018. During the year ended December 31, 2020, the majority of performance-based stock options were exercised, resulting in 0.1 million options outstanding as of March 31, 2021.

The following is a summary of stock option activity for time-based and performance-based options during the three months ended March 31, 2021 (in thousands, except weighted-average exercise price and remaining term):

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Term	Aggregate
	No. of Options	Price	(in Years)	Intrinsic Value
Outstanding - December 31, 2020	77,640	$0.20
Granted	550	1.83
Exercised	(3,161)	0.26
Forfeited	(695)	0.36
Expired	(59)	0.32
Outstanding - March 31, 2021	74,275	0.21	6.9	$84,448
Unvested - March 31, 2021	36,467	0.18	8.1	42,426
Exercisable - March 31, 2021	37,808	0.23	5.6	42,022

The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted in the Company’s consolidated financial statements:

	Three Months Ended March 31,
	2021	2020
Expected term (in years)	5.86	5.85
Expected volatility	51.24%	58.45%
Risk-free interest rate range	0.54%-0.60%	0.41%-0.47%
Dividend yield	0%	0%
Grant-date fair value	$0.52	$0.29

As of March 31, 2021, there was approximately $9.4 million of total unrecognized compensation expense related to stock options to employees, which is expected to be recognized over a remaining average period of 2.3 years. The total intrinsic value of stock options exercised under the provisions of the Plan during the three months ended March 31, 2021 and 2020 was $4.9 million and $0.2 million, respectively.

NOTE 14—STOCK-BASED COMPENSATION

2011 Omnibus Stock and Incentive Plan (the “Plan”)

On July 13, 2011, the Company approved the 2011 Omnibus Stock and Incentive Plan (the “Plan”). Under this Plan, the board of directors or a committee appointed by the board of directors is authorized to provide stock-based compensation in the form of stock options, stock appreciation rights, restricted stock and other performance or value-based awards within parameters set forth in the Plan.

Through December 31, 2020, the board of directors approved an aggregate of 149,150,000 shares available for awards under the Plan, of which 5,705,118 shares are still available for award. If any shares previously granted are forfeited, canceled, exchanged, or surrendered or if an award otherwise terminates or expires without a distribution of shares, the shares of stock with respect to such award are again available for award under the Plan, provided that in the case of restricted stock or other award to which dividends have been paid or accrued, the number of shares with respect to such awards are not available, unless such dividends are forfeited, canceled, exchanged, or surrendered.

The following table summarizes stock-based compensation expense that the Company recorded in income from operations for the years shown (in thousands):

	Year Ended December 31,
	2020	2019	2018
Selling and marketing	$94	$85	$442
General and administrative	1,044	964	7,328
Research and development	2,381	4,835	3,132
Stock-based compensation expense	$3,519	$5,884	$10,902
Capitalized stock-based compensation	$605	$912	$1,405

The total income tax benefit recognized from stock-based compensation expense was $0.7 million, $0.1 million and $0.2 million during the year ended December 31, 2020, 2019 and 2018, respectively. In addition, the Company recognized an income tax benefit from the conversion of incentive stock options to non-qualified stock options in the amount of $0.1 million during the year ended December 31, 2019.

Stock Options

All of the options granted under the 2011 Omnibus Stock and Incentive Plan have time-based vesting periods vesting over a period of three to four years and a maximum term of 10 years from the grant date. Separate from the Plan, and in connection with the Acquisition mentioned in Note 7, a limited number of employees have been granted performance-based stock options. The Company awarded 4.2 million performance-based stock options in 2017. These options had vesting that was tied to the achievement of defined performance and profitability metrics. The performance-based stock options have a weighted- average grant-date fair value of $0.24 per share. The performance-based stock options fully vested in 2018. There were 3.6 million performance-based stock options outstanding as of December 31, 2019. During the year ended 2020, the majority of performance-based stock options were exercised, resulting in 53,820 options outstanding as of December 31, 2020.

The following is a summary of stock option activity for time-based and performance-based options for the year ended December 31, 2020 (in thousands, except weighted-average exercise price and remaining term):

			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	No. of Options	Exercise Price	Term (in Years)	Value
Outstanding - December 31, 2019	91,300	$0.16
Granted	7,080	0.40
Exercised	(16,314)	0.06
Forfeited	(3,255)	0.33
Expired	(1,171)	0.19
Outstanding - December 31, 2020	77,640	0.20	7.1	$88,615
Unvested - December 31, 2020	39,942	0.17	8.3	46,669
Exercisable - December 31, 2020	37,698	0.23	5.8	41,946

The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted in the Company’s consolidated financial statements:

	Year Ended December 31,
	2020	2019	2018
Expected term (in years)	5.96	5.93	5.99
Expected volatility	59.56%	70.00%	63.12%
Risk-free interest rate range	0.24%-0.51%	1.54%-2.59%	2.77%-3.13%
Dividend yield	0%	0%	0%
Grant-date fair value	$0.60	$0.27	$0.19

As of December 31, 2020, there was approximately $10.5 million of total unrecognized compensation expense related to stock options to employees. As of December 31, 2020, this cost is expected to be recognized over a remaining average period of 2.4 years. The total intrinsic value of stock options exercised under the provisions of the Plan during the years ended December 31, 2020, 2019 and 2018 was $19.6 million, $1.2 million and $1.1 million, respectively.

The income tax benefit recognized from the exercise of non-qualified stock options was $13.4 million and $0.1 million during the year ended December 31, 2020 and 2019, respectively. The income tax benefit recognized from disqualifying dispositions of incentive stock options was $0.1 million and $0.3 million during the year ended December 31, 2019 and 2018, respectively.

Restricted Stock

In 2018, the Company recorded $555 thousand of stock-based compensation expense in conjunction with the issuance of 1.8 million shares of restricted stock which vested immediately. There were no shares of restricted stock issued in 2020 or 2019.

Repurchases and Sales of Company Stock

Separate from the issuance of awards under the 2011 Omnibus Stock and Incentive Plan, the Company recorded stock-based compensation expense, net of amounts capitalized, related to repurchases and sales of common stock in which the purchase price was in excess of the fair value of such shares.

Stock Repurchase

During 2020, 2019 and 2018, the Company exercised its right of first refusal to repurchase shares of the common stock from its employees. The excess purchase price over the fair value of the common stock was recorded as stock-based compensation expense, net of amounts capitalized.

Secondary Transactions

During 2018, the Company assisted in the organization of a transaction between an economic interest holder in the entity and employees of the entity wherein the economic interest holder purchased shares of outstanding stock from employees. In the transaction, the economic interest holder paid a premium above the fair value of the shares. The excess purchase price over the fair value of common stock was recorded as compensation expense, net of amounts capitalized.

The following table summarizes stock-based compensation expense related to stock repurchases and sales for the years ended December 31, 2020, 2019 and 2018 (in thousands).

	Year Ended December 31, 2020
	Shares	Expensed	Capitalized		Total
Stock repurchase through exercise of right of first refusal	25	$25		$—	$25
Total		$25	$		$25

	Year Ended December 31, 2019
	Shares	Expensed	Capitalized	Total
Stock repurchase through exercise of right of first refusal	9,570	$2,881	$119	$3,000
Total		$2,881	$119	$3,000

	Year Ended December 31, 2018
	Shares	Expensed	Capitalized	Total
Secondary transaction between employees and MGM	10,050	$6,485	$349	$6,834
Secondary transaction between employees and existing investors	6,128	2,040	190	2,230
Stock repurchase through exercise of right of first refusal	2,130	707	148	855
Total		$9,232	$687	$9,919